Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Sep. 30, 2026	Dec. 31, 2025
Assets
Property, plant and equipment	€ 11,046	€ 12,630
Non-current assets	11,046	12,630
Cash and cash equivalents	102,986	92,413
Trade and other receivables	4,285	6,800
Other taxes	781	913
Current assets	108,052	100,126
Total assets	119,098	112,756
Equity
Equity attributable to owners of the Company	68,184	49,374
Total equity	68,184	49,374
Liabilities
Lease liabilities	7,790	9,547
Deferred income	9,422	21,394
Non-current liabilities	17,212	30,941
Borrowings	5,090	4,872
Lease liabilities	1,692	1,545
Derivative financial instruments	183	234
Trade payables	2,564	298
Social securities and other taxes	102
Deferred income	13,578	17,552
Other current liabilities	10,493	7,940
Current liabilities	33,702	32,441
Total liabilities	50,914	63,382
Total equity and liabilities	€ 119,098	€ 112,756